Expense Example {- Fidelity® Connecticut Municipal Income Fund} - 11.30 Fidelity Connecticut Municipal Funds - Combo PRO-12 - Fidelity® Connecticut Municipal Income Fund - Fidelity Connecticut Municipal Income Fund-Default
Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616